Shareholder Report, Holdings (Details) - C000093165	Dec. 31, 2025
Midstream
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrial - Other
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%